INCOME TAXES - Components of the provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred
Deferred Foreign	$ (16,086)
Total Deferred	(16,086)
Total income taxes	$ (16,086)	$ 0